SHARE-BASED COMPENSATION EXPENSES (Details Textual) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended							12 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended						12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Feb. 20, 2012 Service and Performance Conditions 1 [Member]	Jun. 30, 2014 Service and Performance Conditions 1 [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member]	Jun. 30, 2014 Service and Performance Conditions 2 [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] EPS Threshold One [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] EPS Threshold Two [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] EPS Threshold Three [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] Options Vest One [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] Options Vest Two [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member] Options Vest Three [Member]	Feb. 20, 2012 Service and Manager's Performance Condition 1 [Member]	Jun. 30, 2014 Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Feb. 01, 2011 Restricted Stock [Member] Director [Member]	Jun. 02, 2011 Restricted Stock [Member] Director [Member]	Jan. 31, 2011 Restricted Stock [Member] Director [Member]	Jun. 30, 2014 Restricted Stock [Member] Director [Member]	Jun. 30, 2011 Restricted Stock [Member] Director [Member]	Feb. 20, 2012 Performance Shares [Member]	Jun. 30, 2014 Performance Shares [Member]	Jun. 30, 2013 Performance Shares [Member]	Jun. 30, 2012 Performance Shares [Member]	Jun. 30, 2014 Performance Shares [Member] EPS Threshold Three [Member]	Jun. 30, 2014 Performance Shares [Member] Options Vest Four [Member]	Jun. 30, 2014 Performance Shares [Member] Service and Performance Conditions 1 [Member]	Jun. 30, 2014 Incentive Shares [Member]	Jun. 30, 2013 Incentive Shares [Member]	Jun. 30, 2012 Incentive Shares [Member]	Jun. 30, 2014 Share Options [Member]	Jun. 30, 2013 Share Options [Member]	Jun. 30, 2012 Share Options [Member]	Sep. 20, 2007 Stock Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																														648,697						3,000,000
Issuance of ordinary shares upon vesting of restricted shares (in shares)																		22,500	30,000	15,000	52,500	67,500
Weighted average exercise price, Granted (in dollars per share)																							$ 9.29
Aggregate intrinsic value, Forfeited or expired																																	$ 0	$ 663,330	$ 1,860,782
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options															1,112,677									1,853,044									0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition															2 years 7 months 28 days									1 year 7 months 6 days
Share-Based Compensation	2,986,192	1,599,496	1,139,368												289,738	282,924	282,924							2,653,905	1,316,572	654,318							0	0	202,125
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)																								$ 0	$ 0	$ 4.39				$ 9.06
Targeted Net Income Thresholds In Year One																																10,000,000
Targeted Net Income Thresholds In Year Two																															11,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period (in shares)																												1,416,000							2,496,360
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	0	0													289,738	282,925	255,621
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)				60,000																			1,476,000	0						1,510,181		1,510,181	696,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)				30,000		1,416,000		944,000	236,000	236,000	283,200	283,200	849,600	60,000										1,243,248	0	0		472,000
Cliff Vest Date After Grant Date				36 months
Exercisable Terms				60 months
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Minimum								15.00%	20.00%
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Maximum								20.00%	25.00%	25.00%																	20.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term											24 months	36 months	48 months										4 years 2 months 1 day					60 months
Stock issued during period shares stock options exercised (in shares)																								0
Number Of Options Cliff Vested (in shares)				60,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Number																								1,476,000					60,000
Allocated Share-based Compensation Expense					205,560		1,221,705
Reduction In Net Income							$ 1,221,705
Reduction In Earnings Per Share Basic	$ 0.02
Reduction In Earnings Per Share Diluted	$ 0.02
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross				60,000																			1,476,000	0						1,510,181		1,510,181	696,000
Shares Issuable Upon Achieving Targeted Net Income Thresholds Year One																																755,091
Shares Issuable Upon Achieving Targeted Net Income Thresholds Year Two																															755,090
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																								5,479,920